Risk Report - Asset Quality - Financial Assets at amortized cost and Allowances by Industry Sector (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Gross Carrying Value
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	€ 390	€ 427
Mining and quarrying	1,964	1,926
Manufacturing	26,782	27,044
Electricity, gas, steam and air conditioning supply	4,856	4,515
Water supply, sewerage, waste management and remediation activities	675	595
Construction	5,008	4,609
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,891	21,672
Transport and storage	5,309	5,257
Accommodation and food service activities	3,559	2,673
Information and communication	9,308	9,409
Financial and insurance activities	384,394	363,176
Real estate activities	45,745	50,448
Professional, scientific and technical activities	10,272	6,364
Administrative and support service activities	7,298	9,269
Public administration and defense, compulsory social security	39,442	24,876
Education	251	295
Human health services and social work activities	3,917	4,264
Arts, entertainment and recreation	854	822
Other service activities	21,182	17,532
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	195,538	204,917
Activities of extraterritorial organizations and bodies	8,048	716
Total	796,683	760,807
Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	(7)	6
Mining and quarrying	(19)	11
Manufacturing	(610)	597
Electricity, gas, steam and air conditioning supply	(81)	92
Water supply, sewerage, waste management and remediation activities	(6)	4
Construction	(116)	106
Wholesale and retail trade, repair of motor vehicles and motorcycles	(504)	378
Transport and storage	(86)	53
Accommodation and food service activities	(41)	32
Information and communication	(120)	79
Financial and insurance activities	(785)	870
Real estate activities	(843)	666
Professional, scientific and technical activities	(137)	104
Administrative and support service activities	(62)	61
Public administration and defense, compulsory social security	(28)	44
Education	(3)	3
Human health services and social work activities	(37)	29
Arts, entertainment and recreation	(10)	6
Other service activities	(233)	193
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	(2,426)	2,464
Activities of extraterritorial organizations and bodies	0	0
Total	(6,156)	5,799
Stage 1 | Gross Carrying Value
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	323	360
Mining and quarrying	1,661	1,687
Manufacturing	21,660	21,327
Electricity, gas, steam and air conditioning supply	4,103	3,898
Water supply, sewerage, waste management and remediation activities	537	527
Construction	4,064	3,643
Wholesale and retail trade, repair of motor vehicles and motorcycles	18,514	18,487
Transport and storage	4,621	4,145
Accommodation and food service activities	2,489	2,224
Information and communication	8,102	8,220
Financial and insurance activities	373,938	344,869
Real estate activities	32,736	35,812
Professional, scientific and technical activities	8,970	5,279
Administrative and support service activities	6,157	7,864
Public administration and defense, compulsory social security	38,099	23,217
Education	169	251
Human health services and social work activities	3,195	3,695
Arts, entertainment and recreation	714	716
Other service activities	19,290	16,190
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	170,423	178,025
Activities of extraterritorial organizations and bodies	8,045	711
Total	727,810	681,147
Stage 1 | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	0
Mining and quarrying	(2)	3
Manufacturing	(24)	23
Electricity, gas, steam and air conditioning supply	(4)	6
Water supply, sewerage, waste management and remediation activities	(1)	1
Construction	(5)	5
Wholesale and retail trade, repair of motor vehicles and motorcycles	(17)	16
Transport and storage	(4)	4
Accommodation and food service activities	(4)	3
Information and communication	(10)	11
Financial and insurance activities	(93)	130
Real estate activities	(45)	18
Professional, scientific and technical activities	(8)	4
Administrative and support service activities	(6)	8
Public administration and defense, compulsory social security	(3)	10
Education	0	0
Human health services and social work activities	(4)	4
Arts, entertainment and recreation	(1)	0
Other service activities	(12)	13
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	(178)	180
Activities of extraterritorial organizations and bodies	0	0
Total	(421)	438
Stage 2 | Gross Carrying Value
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	55	55
Mining and quarrying	274	234
Manufacturing	3,849	4,382
Electricity, gas, steam and air conditioning supply	598	407
Water supply, sewerage, waste management and remediation activities	129	63
Construction	683	713
Wholesale and retail trade, repair of motor vehicles and motorcycles	2,375	2,453
Transport and storage	392	829
Accommodation and food service activities	1,008	386
Information and communication	712	977
Financial and insurance activities	8,435	15,962
Real estate activities	8,998	10,860
Professional, scientific and technical activities	1,043	861
Administrative and support service activities	998	1,265
Public administration and defense, compulsory social security	837	1,018
Education	74	38
Human health services and social work activities	588	453
Arts, entertainment and recreation	104	95
Other service activities	1,358	810
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	20,868	21,971
Activities of extraterritorial organizations and bodies	4	5
Total	53,383	63,836
Stage 2 | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	(1)	1
Mining and quarrying	(4)	5
Manufacturing	(42)	39
Electricity, gas, steam and air conditioning supply	(4)	8
Water supply, sewerage, waste management and remediation activities	(1)	1
Construction	(11)	8
Wholesale and retail trade, repair of motor vehicles and motorcycles	(30)	26
Transport and storage	(5)	4
Accommodation and food service activities	(10)	5
Information and communication	(10)	14
Financial and insurance activities	(110)	110
Real estate activities	(176)	48
Professional, scientific and technical activities	(19)	10
Administrative and support service activities	(10)	6
Public administration and defense, compulsory social security	(2)	3
Education	(1)	0
Human health services and social work activities	(10)	10
Arts, entertainment and recreation	(3)	1
Other service activities	(8)	6
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	(432)	431
Activities of extraterritorial organizations and bodies	0	0
Total	(888)	736
Stage 3 | Gross Carrying Value
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	11	12
Mining and quarrying	29	4
Manufacturing	1,252	1,303
Electricity, gas, steam and air conditioning supply	155	210
Water supply, sewerage, waste management and remediation activities	9	5
Construction	208	207
Wholesale and retail trade, repair of motor vehicles and motorcycles	981	709
Transport and storage	274	259
Accommodation and food service activities	61	63
Information and communication	494	212
Financial and insurance activities	1,879	2,213
Real estate activities	3,868	3,604
Professional, scientific and technical activities	255	223
Administrative and support service activities	136	117
Public administration and defense, compulsory social security	505	641
Education	8	7
Human health services and social work activities	133	115
Arts, entertainment and recreation	36	11
Other service activities	374	419
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	4,207	4,879
Activities of extraterritorial organizations and bodies	0	0
Total	14,874	15,214
Stage 3 | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	(5)	5
Mining and quarrying	(13)	3
Manufacturing	(540)	534
Electricity, gas, steam and air conditioning supply	(73)	77
Water supply, sewerage, waste management and remediation activities	(5)	3
Construction	(70)	81
Wholesale and retail trade, repair of motor vehicles and motorcycles	(457)	334
Transport and storage	(78)	45
Accommodation and food service activities	(27)	25
Information and communication	(99)	55
Financial and insurance activities	(523)	580
Real estate activities	(542)	512
Professional, scientific and technical activities	(109)	89
Administrative and support service activities	(44)	39
Public administration and defense, compulsory social security	(23)	31
Education	(2)	2
Human health services and social work activities	(23)	15
Arts, entertainment and recreation	(6)	4
Other service activities	(155)	144
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	(1,804)	1,835
Activities of extraterritorial organizations and bodies	0	0
Total	(4,600)	4,412
Stage 3 POCI | Gross Carrying Value
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	1	0
Mining and quarrying	0	0
Manufacturing	21	32
Electricity, gas, steam and air conditioning supply	0	0
Water supply, sewerage, waste management and remediation activities	0	0
Construction	52	45
Wholesale and retail trade, repair of motor vehicles and motorcycles	21	23
Transport and storage	22	24
Accommodation and food service activities	1	0
Information and communication	0	0
Financial and insurance activities	142	133
Real estate activities	143	173
Professional, scientific and technical activities	4	1
Administrative and support service activities	7	24
Public administration and defense, compulsory social security	0	0
Education	0	0
Human health services and social work activities	1	0
Arts, entertainment and recreation	0	0
Other service activities	160	113
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	39	42
Activities of extraterritorial organizations and bodies	0	0
Total	615	609
Stage 3 POCI | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	0
Mining and quarrying	0	0
Manufacturing	(5)	2
Electricity, gas, steam and air conditioning supply	0	0
Water supply, sewerage, waste management and remediation activities	0	0
Construction	(30)	13
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	3
Transport and storage	0	0
Accommodation and food service activities	0	0
Information and communication	0	0
Financial and insurance activities	(59)	50
Real estate activities	(80)	88
Professional, scientific and technical activities	(1)	1
Administrative and support service activities	(3)	8
Public administration and defense, compulsory social security	0	0
Education	0	0
Human health services and social work activities	0	0
Arts, entertainment and recreation	0	0
Other service activities	(57)	30
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	(12)	18
Activities of extraterritorial organizations and bodies	0	0
Total	€ (247)	€ 213